NON-CONTROLLING INTERESTS - Disclosure of Movement in Non-Controlling Interests (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 08, 2025	Dec. 31, 2025	Dec. 31, 2024
Changes in equity [abstract]
Equity at beginning of period		$ 416,297	$ 381,034
Recognition of non-controlling interest	$ 5,500	5,523
Share of (loss) profit for the year		3,307	(119,551)
Equity at end of period		504,679	416,297
Non-controlling interest
Changes in equity [abstract]
Equity at beginning of period		70,532	81,128
Recognition of non-controlling interest		(2,312)
Dividend in-kind paid to minority shareholder		(23,896)
Dividend paid to minority shareholder		(2,408)	(6,677)
Share of (loss) profit for the year		55,154	(3,919)
Equity at end of period		$ 97,070	$ 70,532